Plant, Equipment and Mining Properties (Tables)	9 Months Ended
Sep. 30, 2026
Plant, Equipment and Mining Properties
Schedule of plant, equipment and mining properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
Cost
Balance at January 1, 2025	$19,230	$1,191	$1,763	$16,331	$28,222	$14,982	$81,719
Additions / Transfers	4,436	55	200	8,973	4,425	842	18,931
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,787	-	-	-	-	-	21,787
Writedowns	-	(12)	(7)	(1,716)	(343)	-	(2,078)
Effect of movements in exchange rates	12	-	-	3	-	27	42
Balance at December 31, 2025	80,470	1,234	1,956	23,591	32,304	15,851	155,406
Additions	6,782	79	93	6,824	4,173	2,078	20,029
Writedowns	-	(2)	(7)	(96)	(72)	-	(177)
Effect of movements in exchange rates	(733)	-	-	47	-	(6)	(692)
Balance at September 30, 2026	86,519	1,311	2,042	30,366	36,405	17,923	174,566
Accumulated Depletion And Depreciation / Impairment
Balance at January 1, 2025	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	503	148	410	1,523	774	329	3,687
Writedowns	-	(11)	(5)	(1,455)	(93)	-	(1,564)
Balance at December 31, 2025	10,402	780	1,405	5,365	8,530	3,559	30,041
Additions	618	116	298	781	4,410	320	6,543
Writedowns	-	(2)	(6)	(89)	(31)	-	(128)
Balance at September 30, 2026	11.020	894	1,697	6,057	12,909	3,879	36,456
Net Book Value
At September 30, 2026	$75,499	$417	$345	$24,309	$23,496	$14,044	$138,110
At December 31, 2025	$70,068	$454	$551	$18,226	$23,774	$12,292	$125,365